RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	1 Months Ended			6 Months Ended	12 Months Ended
	Dec. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021	Jan. 02, 2021
Related party cost		$ 25,583	$ 16,250		$ 93,422	$ 335,334
Accounts payable							$ 20,986
Related party transactions				$ 0
Contractors [Member]
Related party cost	$ 7,480